Share-based payments - (Benefit) expense recognized in retention plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based payments
(Benefit) expense arising from cash-settled share-based payments transactions	$ (119)	$ (4,365)	$ (2,984)
Expense arising from equity-settled share-based payments transactions	6,048	5,074	4,410
Total expense arising from share-based payments transactions	$ 5,929	$ 709	$ 1,426